Allowance for Loan Losses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses:
Beginning balance	$ 3,595	$ 3,905
Charge-offs	(238)	(201)
Recoveries	22	41
Provision	(255)	150
Ending balance	3,634	3,595
Commercial [Member]
Allowance for loan losses:
Beginning balance	2,116	2,725
Charge-offs	(20)	0
Recoveries	1	0
Provision	(343)	609
Ending balance	2,440	2,116
Commercial Mortgage [Member]
Allowance for loan losses:
Beginning balance	676	458
Charge-offs	(78)	(159)
Recoveries	0	21
Provision	7	(356)
Ending balance	591	676
Mortgage Warehouse [Member]
Allowance for loan losses:
Beginning balance	654	508
Charge-offs	0	0
Recoveries	0	0
Provision	194	(146)
Ending balance	460	654
Residential Construction [Member]
Allowance for loan losses:
Beginning balance	4	0
Charge-offs	0	0
Recoveries	0	0
Provision	0	(4)
Ending balance	4	4
Home Equity [Member]
Allowance for loan losses:
Beginning balance	90	111
Charge-offs	(18)	(12)
Recoveries	1	5
Provision	(20)	14
Ending balance	93	90
Consumer and Other [Member]
Allowance for loan losses:
Beginning balance	55	83
Charge-offs	(122)	(30)
Recoveries	20	15
Provision	(93)	13
Ending balance	46	55
Unallocated [Member]
Allowance for loan losses:
Beginning balance	0	20
Charge-offs	0	0
Recoveries	0	0
Provision	0	20
Ending balance	$ 0	$ 0